UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C. 20549


                                       FORM N-CSR

                       CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                             MANAGEMENT INVESTMENT COMPANIES

                         Investment Company Act file number 811-05820

                          THE HYPERION TOTAL RETURN FUND, INC.
                   (Exact name of registrant as specified in charter)

                       ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                              NEW YORK, NEW YORK 10006-1404
                   (Address of principal executive offices) (Zip code)

                               CLIFFORD E. LAI, PRESIDENT
                          THE HYPERION TOTAL RETURN FUND, INC.
                       ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                             NEW YORK, NEW YORK, 10006-1404
                         (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30



Date of reporting period:  November 30, 2003

Item 1. Reports to Shareholders.


[Graphic Omitted]

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Report of Investment Advisor
For the Year Ended November 30, 2003
--------------------------------------------------------------------------------

Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Total Return Fund, Inc. (the "Fund") for the fiscal year ended November 30, 2003. The Fund's shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HTR".

Description of the Fund

The Fund is a diversified closed-end investment company. The Fund's investment objective is to provide shareholders with a high total return, including short and long-term capital gains, and a high level of current income through the management of a portfolio of securities. The Fund pursues this objective by investing and actively managing a portfolio consisting primarily of U.S. Treasury, Mortgage-Backed Securities ("MBS"), Asset-Backed Securities ("ABS"), and High Yield Corporate securities.

Performance

For the fiscal year ended November 30, 2003, shareholders realized a total investment return of 20.43%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $10.16 on November 30, 2003, the Fund's shares had a current yield of 8.86%, which was 5.5% higher than the yield of the 5-year U.S. Treasury Note, and competitive with the yields of other multi-sector bond funds in its category.

As of November 30, 2003, the Fund, inclusive of the effect of leverage, was managed with an average duration of 3.8 years, as measured on a net asset basis. Duration is the weighted average maturity of a bond's cash flows used in estimating the bond's price sensitivity for a given change in interest rates.

Market Environment

After struggling for several years, the momentum of the economy turned more positive in the second half of 2003. Housing sales and mortgage refinancings had another very strong year in 2003 and helped to keep consumer activity robust. Tax reductions and strength in the stock market added further fuel to the economy with economic growth surging to 8.2% in the third quarter, its highest rate since 1984. While we believe that we have seen the cyclical lows in economic activity and in interest rates, the pace of the recovery and accompanying rise in interest rates may be slower than past recoveries. The unemployment rate remains stubbornly high and job creation subdued. In excess of 5 million jobs were lost in the recession that began in 2000 and it will take some time to fully employ the population. Monthly job creation of at least 250,000 is needed to make significant steps towards long term and sustained economic growth. Until then, the Federal Reserve will remain aggressive with respect to Monetary Policy and keep interest rates low.

While corporate earnings have improved, and have helped push the stock market higher, most of those gains have been due to reductions in expenses rather than increases in revenues. Although clearly a positive for the equity markets, revenue increases are needed for sustained stock market growth.

A growing concern for the economy has been weakness in the dollar, particularly against the Euro which hit lifetime highs in the last month. The high current account deficit combined with a growing budget deficit makes the U.S. ever more dependent on foreign investment. A stronger economy, rising stock market, and higher interest rates will attract foreigners to hold dollar financial assets and temper any dollar decline. The key risk to the markets and the economy is economic weakness that translates into dollar distress.

With the recent improvement in the economy and the weakness in the dollar we now look for the Fed to begin shifting their bias toward tightening sometime in mid-2004 (versus late 2004 or even 2005 as we had thought a few months ago). The markets will be paying particularly close attention to the minutes of Fed meetings and any Fed testimony for any signals to changes from their current policy.


Portfolio Strategy

Our outlook for 2003 was that due to the improving fundamentals of the economy, credit-oriented securities should perform well. As a result, we increased the Fund's exposure to high yield corporate bonds (HY) in February 2003 to 3.5%. The high yield sector turned in strong performance in 2003, and that allocation has been very beneficial to HTR's returns. The increase in corporate HY was offset by selectively decreasing the Fund's allocation to below-investment-grade Commercial Mortgage-Backed Securities ("CMBS"), where commercial real estate fundamentals have continued to weaken due to rising vacancies and declining rents. An upturn in commercial real estate fundamentals typically lags the general economic recovery by 6 to 8 months and is highly dependent on employment growth: the more people at work, the more office space needed, the higher the demand for both hotel rooms and retail space. Commercial real estate delinquencies have continued to rise as yield spreads on commercial MBS have narrowed, leading to our negative outlook on the sector in favor of corporate HY. We are comfortable with our remaining CMBS exposures and expect the entire CMBS sector to improve from these levels.

In the Non-Agency Residential MBS ("RMBS") allocation of the Fund, we continue to maintain a mix of Fannie Mae and Freddie Mac premium-priced MBS. While prepayment rates have been high in this sector, these securities have offered an attractive alternative to other shorter duration securities. RMBS have performed exceptionally well over the past few years and have benefited from the faster prepayment environment. With most of the RMBS held in the portfolio purchased at discount dollar prices, the high levels of prepayment rates have led not only to strong price performance but also to numerous credit rating upgrades.

We continue to manage the portfolio at full leverage, to take advantage of historically low borrowing rates, and have utilized interest rate swaps and floating rate securities to hedge against increases in borrowing costs.

In 2003, the Fund outperformed many of the broad market bond indices due to its allocation of High Yield corporates, along with strength in the non-Agency MBS sector due to faster prepayments.

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek out investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund's objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely,

[GRAPHIC OMITTED][GRAPHIC OMITTED]

CLIFFORD E. LAI
President and Director,
The Hyperion Total Return Fund, Inc.
President and Chief Executive Officer,
Hyperion Capital Management, Inc.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

JOHN H. DOLAN
Vice President,
The Hyperion Total Return Fund, Inc.
Chief Investment Officer,
Hyperion Capital Management, Inc.


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---------------------------------------------------------- -------------- -----

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments
November 30, 2003                                                                         Principal
                                                              Interest                     Amount            Value
                                                                Rate        Maturity       (000s)          (Note 2)
---------------------------------------------------------- -------------- ------------- -------------- -----------------

------------
See notes to financial statements.

U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 65.6%
U.S. Government Agency Collateralized Mortgage Obligations -- 5.1%
  Federal Home Loan Mortgage Corporation
   Series 1675, Class KC.........................................6.50%.........10/15/10  $    5,750     $      6,138,602
   Series 1659, Class SD.........................................8.50+.........01/15/09          31               31,384
   Series 1604, Class MC.........................................9.00+.........11/15/08       2,482            2,701,908
   Series 1604, Class SB.........................................9.00+.........11/15/08         477              520,122
   Series 1587, Class SK.........................................9.00+.........10/15/08       1,369#           1,545,669
                                                                                                        ----------------
                                                                                                              10,937,685
                                                                                                        ----------------
  Federal National Mortgage Association
   Series 1997-1, Class B........................................6.50..........02/18/04         299              299,056
   Series 1998-W6, Class B3......................................7.09..........10/25/28       1,996            1,822,296
   Series 1993-170, Class SC.....................................9.00+.........09/25/08         708              744,764
   Series 1993-48, Class C.......................................9.50..........04/25/08         606              645,901
                                                                                                        ----------------
                                                                                                               3,512,017
                                                                                                        ----------------
Total U.S. Government Agency Collateralized Mortgage Obligations
        (Cost-- $13,253,572)..........................................................                        14,449,702
                                                                                                        ----------------
U.S. Government Agency Pass-Through Certificates -- 32.5%
  Federal Home Loan Mortgage Corporation
   C53494........................................................7.50..........06/01/31         628              671,954
   C55470........................................................8.00..........07/01/31         342              368,201
   C56878........................................................8.00..........08/01/31       2,446            2,634,440
   C56879........................................................8.00..........08/01/31         515              554,146
   C58516........................................................8.00..........09/01/31         878              945,180
   C59641........................................................8.00..........10/01/31       2,068            2,226,736
   C55166........................................................8.50..........07/01/31         254              273,238
   C55167........................................................8.50..........07/01/31         801              862,151
   C55168........................................................8.50..........07/01/31       1,143            1,230,918
   C55169........................................................8.50..........07/01/31         773              831,941
   C57010........................................................8.50..........08/01/31         541              582,344
   C58521........................................................8.50..........09/01/31         162              174,613
   C60422........................................................8.50..........10/01/31         218              234,497
   C60423........................................................8.50..........10/01/31       1,560            1,679,657
   C60424........................................................8.50..........10/01/31         444              478,074
                                                                                                        ----------------
                                                                                                              13,748,090
                                                                                                        ----------------
  Federal National Mortgage Association
   TBA...........................................................4.50...............TBA      20,000           18,940,620
   TBA...........................................................6.00...............TBA      11,500           11,767,283
   649881........................................................6.00..........09/01/32       5,727@           5,885,259
   650162........................................................6.50..........10/01/32       3,917            4,084,216
   652870........................................................6.50..........10/01/32       4,157            4,334,723
   654917........................................................6.50..........08/01/32      10,794@          11,255,601
   642102........................................................7.00..........05/01/32       6,983            7,372,905
   645406........................................................7.00..........05/01/32       4,774@           5,039,870
   645912........................................................7.00..........06/01/32       5,114@           5,399,580
   645913........................................................7.00..........06/01/32       4,576            4,831,291
                                                                                                        ----------------
                                                                                                              78,911,348
                                                                                                        ----------------
Total U.S. Government Agency Pass-Through Certificates
        (Cost-- $92,058,171)..........................................................                        92,659,438
                                                                                                        ----------------
U.S. Treasury/Agency Obligations -- 28.0%
  Federal Home Loan Mortgage Corp................................5.13%.........11/07/13  $   25,000@    $     24,781,250
  Federal National Mortgage Association..........................4.75..........02/21/13      25,000@          24,453,125
  U.S. Treasury Notes ...........................................3.63..........05/15/13       4,000@           3,836,248
                                                                 3.88          02/15/13      27,600@          26,832,389
                                                                                                        ----------------
                                                                                                              30,668,637
                                                                                                        ----------------
Total U.S. Treasury/Agency Obligations
        (Cost-- $80,838,020)..........................................................                        79,903,012
                                                                                                        ----------------
Total U.S. Government & Agency Obligations
        (Cost-- $186,149,763).........................................................                       187,012,152
                                                                                                        ----------------
ASSET-BACKED SECURITIES -- 21.4%
Housing Related Asset-Backed Securities -- 12.9%
  125 Home Loan Owner Trust
   Series 1998-1A, Class M2*.....................................7.75..........02/15/29       1,722            1,766,984
  Access Financial Manufactured Housing Contract Trust
   Series 1995-1, Class B1.......................................7.65..........05/15/21      10,060            7,211,763
  Asset Backed Securities Corp., NIMS Trust
   Series 2003-HE6, Class A1*....................................6.75..........11/27/33       1,000              997,500
  Chase Funding Mortgage Loan Asset-Backed
   Series 2000-1, Class IIM2.....................................1.92+.........02/15/30       1,645            1,646,079
  Ditech Home Loan Owner Trust
   Series 1998-1, Class M2(f)................................7.64/8.14.........06/15/29       1,469            1,512,005
  First Franklin Mortgage Loan Trust
   Series 2001-FF2, Class M3.....................................2.90+.........11/25/31       5,000            4,899,850
  Green Tree Financial Corp.
   Series 1998-3, Class A6.......................................6.76..........03/01/30       5,429            4,878,402
   Series 1998-4, Class A7.......................................6.87..........02/01/30       2,440            2,112,056
   Series 1998-8, Class M1.......................................6.98..........09/01/30       5,000            2,650,000
   Series 1997-6, Class A9.......................................7.55..........01/15/29       3,249            3,376,097
                                                                                                        ----------------
                                                                                                              13,016,555
                                                                                                        ----------------
  Long Beach Asset Holdings Corp.
   Series 2003-4, Class N1*......................................6.54..........08/25/33       1,524            1,527,600
  Saxon Asset Securities Trust
   Series 1998-1, Class MF1......................................7.05..........12/25/27       1,382            1,404,570
  Vanderbilt Mortgage Finance, Inc.
   Series 2001-B, Class A5.......................................6.96..........09/07/31       2,000            1,882,870
  Westgate Resorts
   Series 1998-AA, Class A2*.....................................8.26..........07/15/13       1,077            1,025,419
                                                                                                        ----------------
Total Housing Related Asset-Backed Securities
        (Cost-- $42,642,717)..........................................................                        36,891,195
                                                                                                        ----------------
Non-Housing Related Asset-Backed Securities -- 3.5%
  Aerco Ltd.
   Series 2A, Class B2...........................................2.17+%........07/15/25       3,257            1,628,737
  Global Rated Eligible Assets Trust
   Series 1998-A, Class A1*(c)...................................7.33..........03/15/06       1,593               10,673
  MBNA Credit Card Master Trust
   Series 2002-C7, Class C7......................................6.70..........03/16/15       5,000            5,401,120
  Structured Mortgage Asset Residential Trust
   Series 1997-2, Class A(c).....................................8.24..........03/15/06       2,308               11,541
  Tobacco Settlement Financing Corp.
   Series 2001-A, Class A........................................6.36..........05/15/25       3,016            2,941,698
                                                                                                        ----------------
Total Non-Housing Related Asset-Backed Securities
        (Cost-- $15,168,475)..........................................................                         9,993,769
                                                                                                        ----------------
Franchise Securities -- 1.7%
  FFCA Secured Lending Corp.
   Series 1998-1, Class A1B*(b)..................................6.73%.........07/18/13  $    3,870     $      3,935,305
  Franchisee Loan Receivable Trust
   Series 1995-B, Class A*.......................................9.59+.........01/15/11       1,622              873,334
                                                                                                        ----------------
Total Franchise Securities
        (Cost-- $5,592,284)...........................................................                         4,808,639
                                                                                                        ----------------
Collateralized Debt Obligations -- 3.3%
  Anthracite CDO I Ltd.
   Series 2002-CIBA, Class CFL*..................................2.37+.........05/24/37       5,000            4,779,000
  Seneca Funding I Ltd.*.........................................3.92+.........05/31/29       5,000            4,600,000
                                                                                                        ----------------
Total Collateralized Debt Obligations
        (Cost-- $8,945,049)...........................................................                         9,379,000
                                                                                                        ----------------
Total Asset-Backed Securities
        (Cost-- $72,348,525)..........................................................                        61,072,603
                                                                                                        ----------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 16.0%
  Bear Stearns Commercial Mortgage Securities
   Series 1999-C1, Class F*......................................5.64..........02/14/31       1,394            1,122,777
   Series 1999-C1, Class D.......................................6.53..........02/14/31       5,000            5,269,700
   Series 2001-EPR, Class B*.....................................6.92..........02/12/11       5,000            5,346,150
                                                                                                        ----------------
                                                                                                              11,738,627
                                                                                                        ----------------
  Columbia Center Trust
   Series 2000-CCT, Class D*.....................................1.88+.........12/15/09       2,720            2,657,492
  Commercial Mortgage Asset Trust
   Series 1999-C1, Class C.......................................7.35..........01/17/32       2,000            2,337,260
  Commercial Mortgage Lease-Backed Certificates
   Series 2001-CMLB, Class A1*...................................6.75..........06/20/31       2,759            3,013,858
  First Chicago/Lennar Trust
   Series 1997-CHL1, Class D*....................................7.96+.........04/29/39       3,000            2,983,593
  JP Morgan Commercial Mortgage Finance Corp.
   Series 1999-C8, Class C.......................................7.43+.........07/15/31       5,000            5,720,995
  LB-UBS Commercial Mortgage Trust
   Series 2002-C2, Class L*......................................5.68..........07/15/35       5,300            4,565,404
  Mortgage Capital Funding, Inc.
   Series 1996-MC1, Class G*(b)..................................7.15..........06/15/06       4,409            4,741,747
  Nationslink Funding Corp.
   Series 1998-2, Class F*.......................................7.11..........08/20/30       4,840            4,502,604
  UBS 400 Atlantic Street Mortgage Trust
   Series 2002-C1A, Class B3*....................................7.19..........01/11/22       3,000            3,325,380
                                                                                                        ----------------
Total Commercial Mortgage Backed Securities
        (Cost-- $42,179,721)..........................................................                        45,586,960
                                                                                                        ----------------

------------------------------------------------------------------------------------------------------- -----------------
------------------------------------------------------------------------------------------------------- -----------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- 23.3%
Subordinated Collateralized Mortgage Obligations -- 23.3%
  ABN AMRO Mortgage Corp.
   Series 2002-1A, Class B3*.....................................5.63+.........06/25/32         771              764,686
   Series 2002-1A, Class B4*.....................................5.63+.........06/25/32         462              420,550
   Series 2002-1A, Class B5*.....................................5.63+.........06/25/32         774              599,836
                                                                                                        ----------------
                                                                                                               1,785,072
                                                                                                        ----------------
  Bank of America Mortgage Securities, Inc.
   Series 2001-F, Class B6.......................................5.50+.........11/25/31         973              632,423
   Series 2001-4, Class 1B3......................................6.75..........04/20/31       2,058            2,123,828
                                                                                                        ----------------
                                                                                                               2,756,251
                                                                                                        ----------------
  Cendant Mortgage Corp.
   Series 2001-1, Class B4.......................................7.25%.........01/18/30  $      360     $        359,987
   Series 2000-1, Class B7.......................................7.25..........01/18/30          74               28,533
                                                                                                        ----------------
                                                                                                                 388,520
  Chase Mortgage Finance Corp.
   Series 2002-A1, Class B3*.....................................6.22+.........12/25/29         259              264,695
   Series 1994-D, Class B3.......................................6.75..........02/25/25         130              130,241
                                                                                                        ----------------
                                                                                                                 394,936
                                                                                                        ----------------
  Citicorp Mortgage Securities, Inc.
   Series 2002-6, Class B4.......................................6.28+.........05/25/32         610              559,604
   Series 2002-6, Class B5.......................................6.28+.........05/25/32         610              443,839
   Series 2002-6, Class B6.......................................6.28+.........05/25/32         610              274,496
   Series 2001-16, Class M.......................................6.31+.........11/25/31       3,735            3,776,896
   Series 2001-16, Class B1......................................6.31+.........11/25/31       1,437            1,451,797
   Series 2001-16, Class B2......................................6.31+.........11/25/31         862              869,524
   Series 2001-16, Class B3......................................6.31+.........11/25/31         431              434,528
   Series 2001-16, Class B4......................................6.31+.........11/25/31         431              409,631
   Series 2001-16, Class B5......................................6.31+.........11/25/31         432              205,311
   Series 2002-7, Class B5.......................................6.37..........06/25/32         427              389,050
   Series 2002-7, Class B6.......................................6.37..........06/25/32         428              122,088
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
   Series 1997-2, Class B2.......................................7.25..........05/25/27       1,029            1,028,174
   Series 1997-5, Class B2.......................................7.25..........11/25/27       1,231            1,230,428
                                                                                                        ----------------
                                                                                                              11,195,366
                                                                                                        ----------------
  Countrywide Alternative Loan Trust
   Series 1998-2, Class B3.......................................7.00..........05/25/28         874              874,730
  DLJ Mortgage Acceptance Corp.
   Series 1995-T10, Class C*....................................17.97+.........09/02/23         342              282,627
  First Republic Mortgage Loan Trust
   Series 2000-FRB1, Class B3....................................1.62+.........06/25/30         922              860,488
  G3 Mortgage Reinsurance Ltd.
   Series 1, Class E*(b)........................................21.12+.........05/25/08       5,845            6,341,779
  GMAC Mortgage Corp. Loan Trust
   Series 2002-J6, Class B2......................................6.25..........10/25/32         962              811,697
   Series 2002-J6, Class B3......................................6.25..........10/25/32       1,283              638,314
                                                                                                        ----------------
                                                                                                               1,450,011
                                                                                                        ----------------
  Granite Mortgages PLC
   Series 2002-1, Class 1C.......................................2.46+.........04/20/42       5,000            4,951,565
  Norwest Asset Securities Corp.
   Series 1999-26, Class B6......................................7.25..........12/25/29         514              297,739
  PHH Mortgage Services Corp.
   Series 1997-6, Class B3*......................................7.31+.........11/18/27         598              597,512
  Residential Accredit Loans, Inc.
   Series 1998-QS5, Class B1*....................................6.75..........04/25/28       1,408            1,414,357
   Series 1998-QS11, Class B1....................................6.75..........08/25/28       2,334            2,350,674
                                                                                                        ----------------
                                                                                                               3,765,031
                                                                                                        ----------------
  Residential Finance Limited Partnership
   Series 2002-A, Class B7.......................................6.82+.........10/10/34       2,968            3,057,673
  Residential Funding Mortgage Securities I, Inc.
   Series 2003-S7, Class B2......................................5.50..........05/25/33         696              400,814
   Series 2003-S7, Class B3(a)...................................5.50..........05/25/33         994              253,435
   Series 1993-S49, Class B2.....................................6.00..........12/25/08          61               61,429
   Series 1999-S12, Class M3.....................................6.50..........05/25/29       3,334            3,332,012
   Series 1999-S13, Class M3.....................................6.50..........05/25/29       1,381            1,380,450
   Series 2002-S7, Class B1......................................6.50..........05/25/32         813              780,411
   Series 2002-S7, Class B2......................................6.50..........05/25/32         610              466,548
   Series 2002-S7, Class B3(a)...................................6.50..........05/25/32         610              253,135
   Series 1996-S5, Class B1......................................6.75..........02/25/11         229              229,074
   Series 1996-S8, Class B1......................................6.75%.........03/25/11  $      226     $        234,453
   Series 2001-S24, Class B1.....................................6.75..........10/25/31         812              810,925
   Series 2001-S24, Class M3.....................................6.75..........10/25/31       1,421            1,419,700
   Series 1996-S13, Class B2.....................................7.00..........05/25/11         125              126,376
   Series 1996-S13, Class B3(a)..................................7.00..........05/25/11         109               91,126
   Series 2000-S3, Class B2*.....................................7.00..........03/25/15         172              147,326
   Series 1995-S12, Class B2.....................................7.25..........08/25/10         126              126,118
   Series 1996-S17, Class B2.....................................7.25..........07/25/11         108              107,877
   Series 1996-S17, Class B3(a)..................................7.25..........07/25/11         108               88,243
   Series 1995-S17, Class B3(a)..................................7.50..........12/26/25         417              344,097
   Series 1996-S23, Class B1.....................................7.75..........11/25/26         243              243,214
   Series 1996-S23, Class B2.....................................7.75..........11/25/26         181              180,870
                                                                                                        ----------------
                                                                                                              11,077,633
                                                                                                        ----------------
  Resix Finance Ltd.
   Series 2003-D, Class B7*......................................6.92+%........12/10/35       2,000            2,005,000
  Washington Mutual
   Series 2002-AR7, Class B4.....................................5.53+.........07/25/32       1,855            1,835,486
   Series 2002-AR7, Class B5.....................................5.53+.........07/25/32       1,391            1,252,622
   Series 2002-AR7, Class B6.....................................5.53+.........07/25/32       2,321            1,798,452
                                                                                                        ----------------
                                                                                                               4,886,560
                                                                                                        ----------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
  Wells Fargo Mortgage Backed Securities Trust
   Series 2002-10, Class B6......................................6.00..........06/25/32         493              229,167
   Series 2001-11, Class B5......................................6.25..........05/25/31         278              278,903
   Series 2001-26, Class B3......................................6.50..........11/25/31       1,962            1,960,586
   Series 2001-26, Class B4......................................6.50..........11/25/31       1,227            1,225,899
   Series 2001-26, Class B5......................................6.50..........11/25/31         736              731,139
   Series 2001-26, Class B6......................................6.50..........11/25/31         981              431,378
   Series 2001-24, Class B3......................................6.75..........11/25/31       2,035            2,033,805
   Series 2001-24, Class B4......................................6.75..........11/25/31       1,271            1,270,430
   Series 2001-24, Class B5......................................6.75..........11/25/31         763              757,577
   Series 2001-24, Class B6......................................6.75..........11/25/31         987              541,094
                                                                                                        ----------------
                                                                                                               9,459,978
                                                                                                        ----------------
Total Subordinated Collateralized Mortgage Obligations
        (Cost-- $59,526,714)..........................................................                        66,428,471
                                                                                                        ----------------
Senior Collateralized Mortgage Backed Securities -- 0.0%
  Countrywide Funding Corp.
   Series 1994-2, Class B2
        (Cost-- $65,383).........................................6.50..........02/25/09         119              111,414
                                                                                                        ----------------
Total Non-Agency Residential Mortgage Backed Securities
        (Cost-- $59,592,097)..........................................................                        66,539,885
                                                                                                        ----------------

----------------------------------------------------------- -------------- ------------- -------------- -----------------
----------------------------------------------------------- -------------- ------------- -------------- -----------------
CORPORATE OBLIGATIONS -- 9.4%
Aerospace -- 0.0%
  DRS Technologies. Inc.*........................................6.88..........11/01/13          55               56,100
                                                                                                        ----------------
Airlines -- 1.1%
  American Airline...............................................8.61..........04/01/11       2,500            2,204,312
  United Airlines, Series 00-2(d)................................7.19..........04/01/11         982              835,970
                                                                                                        ----------------
                                                                                                               3,040,282
                                                                                                        ----------------
Apparel & Textiles -- 0.0%
  William Carter................................................10.88..........08/15/11          33               37,826
                                                                                                        ----------------
Automotive -- 0.2%
  Autonation, Inc................................................9.00..........08/01/08         110              125,675
  Group 1 Automotive, Inc........................................8.25..........08/15/13          50               53,125
  Keystone Automotive Operations Corp.*..........................9.75..........11/01/13          20               21,225
  Nationsrent, Inc.*.............................................9.50..........10/15/10          20               21,000
  Sonic Automotive, Inc.*........................................8.63%.........08/15/13  $       40     $         42,300
  United Auto Group, Inc.........................................9.63..........03/15/12          55               61,325
  United Rentals North America, Inc.*............................7.75..........11/15/13         110              110,275
  United Rentals North America, Inc., Series B..................10.75..........04/15/08          90              101,025
                                                                                                        ----------------
                                                                                                                 535,950
                                                                                                        ----------------
Building Construction -- 0.2%
  K. Hovnanian Enterprises, Inc..................................7.75..........05/15/13          20               21,175
  K. Hovnanian Enterprises, Inc..................................8.00..........04/01/12         170              186,150
  Koppers, Inc.*.................................................9.88..........10/15/13          25               27,250
  Meritage Corp.*................................................9.75..........06/01/11          30               33,488
  Nortek Holdings, Inc., Series B................................9.88..........06/15/11          15               16,575
  Schuler Homes..................................................9.38..........07/15/09          75               84,750
  Standard Pacific Corp..........................................6.88..........05/15/11          40               41,200
  Standard Pacific Corp..........................................7.75..........03/15/13          70               75,075
  Technical Olympic USA, Inc.....................................9.00..........07/01/10          55               58,987
                                                                                                        ----------------
                                                                                                                 544,650
                                                                                                        ----------------
Chemicals -- 0.3%
  Acetex Corp...................................................10.88..........08/01/09          15               16,725
  Acetex Corp.*.................................................10.88..........08/01/09          15               16,725
  Arco Chemical Co...............................................9.80..........02/01/20          25               23,625
  Arco Chemical Co..............................................10.25..........11/01/10          20               20,100
  Equistar Chemical*............................................10.63..........05/01/11          40               42,600
  FMC Corp......................................................10.25..........11/01/09         200              235,000
CORPORATE OBLIGATIONS (continued)
  Lyondell Chemical Co...........................................9.50..........12/15/08          10               10,200
  Lyondell Chemical Co., Series A................................9.63..........05/01/07          15               15,525
  Lyondell Chemical Co., Series B................................9.88..........05/01/07         110              113,850
  Macdermid, Inc.................................................9.13..........07/15/11         115              128,800
  Nalco Co.*.....................................................7.75..........11/15/11          70               73,325
  Rockwood Specialties Group, Inc.*.............................10.63..........05/15/11          65               71,175
                                                                                                        ----------------
                                                                                                                 767,650
                                                                                                        ----------------

Coal -- 0.1%
  Luscar Coal Ltd................................................9.75..........10/15/11         150              171,000
  Massey Energy Co.*.............................................6.63..........11/15/10          35               35,525
  Peabody Energy Corp., Series B.................................6.88..........03/15/13          50               52,875
                                                                                                        ----------------
                                                                                                                 259,400
                                                                                                        ----------------
Commercial Services -- 0.1%
  Iron Mountain, Inc.............................................7.75..........01/15/15          75               79,875
  RH Donnelley Finance Corp. I*.................................10.88..........12/15/12          77               91,341
  RH Donnelley Finance Corp. I..................................10.88..........12/15/12          25               29,656
                                                                                                        ----------------
                                                                                                                 200,872
                                                                                                        ----------------
Computers & Business Equipment -- 0.1%
  Digitalnet, Inc.*..............................................9.00..........07/15/10          23               25,357
  Seagate Technology HDD Holding Co..............................8.00..........05/15/09          40               43,400
  Unisys Corp....................................................6.88..........03/15/10         120              128,100
  Unisys Corp....................................................7.25..........01/15/05         102              106,590
                                                                                                        ----------------
                                                                                                                 303,447
                                                                                                        ----------------
Consumer Products -- 0.0%
  Central Garden & Pet Co........................................9.13..........02/01/13          35               38,763
  Scotts Co.*....................................................6.63..........11/15/13          45               45,675
                                                                                                        ----------------
                                                                                                                  84,438
                                                                                                        ----------------
Containers & Packaging -- 0.3%
  Ball Corp......................................................6.88..........12/15/12         115              120,750
  Berry Plastics Corp...........................................10.75..........07/15/12          70               80,063
  Crown Holdings.................................................9.50..........03/01/11          85               95,625
  Crown Holdings................................................10.88..........03/01/13          10               11,600
  Graphic Packaging International, Inc.*.........................9.50..........08/15/13          65               72,069
  Jefferson Smurfit Corp.........................................8.25%.........10/01/12  $      200     $        215,250
  Norampac, Inc..................................................6.75..........06/01/13          10               10,450
  Owens-Brockway Glass Container Corp............................8.88..........02/15/09          85               92,437
  Silgan Holdings, Inc.*.........................................6.75..........11/15/13          70               70,350
  Silgan Holdings, Inc...........................................9.00..........06/01/09         128              133,299
  Stone Container Corp...........................................9.25..........02/01/08          15               16,575
                                                                                                        ----------------
                                                                                                                 918,468
                                                                                                        ----------------
Drugs & Health Care -- 0.4%
  Advancepcs.....................................................8.50..........04/01/08          20               22,100
  Bio-Rad Laboratories, Inc......................................7.50..........08/15/13          30               32,400
  Columbia/HCA...................................................7.25..........05/20/08          40               43,402
  Coventry Health Care, Inc......................................8.13..........02/15/12         130              143,650
  Genesis Healthcare Corp.*......................................8.00..........10/15/13          10               10,225
  HCA, Inc.......................................................8.75..........09/01/10          75               87,148
  Kinetic Concepts, Inc.*........................................7.38..........05/15/13          45               46,350
  Pacificare Health Systems, Inc................................10.75..........06/01/09         170              195,925
  Province Healthcare Co.........................................7.50..........06/01/13          30               30,450
  Psychiatric Solutions, Inc.*..................................10.63..........06/15/13          55               61,738
  Select Medical Corp.*..........................................7.50..........08/01/13         145              152,250
  Sybron Dental Specialties, Inc.................................8.13..........06/15/12          75               81,562
  Triad Hospitals, Inc...........................................8.75..........05/01/09         115              124,919
  Universal Hospital Services, Inc.*............................10.13..........11/01/11          60               62,400
                                                                                                        ----------------
                                                                                                               1,094,519
                                                                                                        ----------------
CORPORATE OBLIGATIONS (continued)
Electrical Equipment -- 0.1%
  Amkor Technologies, Inc........................................7.75..........05/15/13         110              118,250
  Amkor Technologies, Inc........................................9.25..........02/15/08          70               79,100
  BRL Universal Equipment........................................8.88..........02/15/08         170              183,600
                                                                                                        ----------------
                                                                                                                 380,950
                                                                                                        ----------------
Electric Utilities -- 0.4%
  AES Corp.*.....................................................8.75..........05/15/13         350              380,625
  Calpine Corp.*.................................................8.50..........07/15/10         105               97,912
  Calpine Corp.*.................................................8.75..........07/15/13          25               23,188
  Edison International, Inc......................................6.88..........09/15/04          70               72,450
  MSW Energy Holdings Finance II*................................7.38..........09/01/10          45               46,575
  MSW Energy Holdings LLC*.......................................8.50..........09/01/10          55               59,537
  PSE&G Energy Holdings..........................................7.75..........04/16/07         120              124,350
  PSE&G Energy Holdings..........................................8.63..........02/15/08          55               58,644
  PSE&G Energy Holdings.........................................10.00..........10/01/09          45               50,456
  Reliant Resources, Inc.*.......................................9.25..........07/15/10          95               96,425
  Reliant Resources, Inc.*.......................................9.50..........07/15/13          45               45,675
  Sithe/Independence Funding.....................................9.00..........12/30/13          55               62,219
  Southern California Edison Co..................................8.00..........02/15/07          40               45,550
                                                                                                        ----------------
                                                                                                               1,163,606
                                                                                                        ----------------
Electronics -- 0.1%
  Fairchild Semiconductor Corp..................................10.50..........02/01/09          95              106,875
  FIMEP SA......................................................10.50..........02/15/13          95              110,675
  L-3 Communications Corp........................................7.63..........06/15/12         185              202,575
                                                                                                        ----------------
                                                                                                                 420,125
                                                                                                        ----------------
Financial Services -- 0.2%
  Fairfax Financial Holdings.....................................7.38..........04/15/18          80               71,300
  Midland Funding Corp. II......................................11.75..........07/23/05         183              198,868
  Sovereign Bancorp, Inc........................................10.50..........11/15/06         140              163,781
                                                                                                        ----------------
                                                                                                                 433,949
                                                                                                        ----------------
Food & Beverages -- 0.1%
  Constellation Brands, Inc......................................8.13%.........01/15/12  $       95     $        104,737
  Del Monte Corp.*...............................................8.63..........12/15/12           5                5,475
  Pinnacle Foods Holding Corp.*..................................8.25..........12/01/13          40               41,200
  Smithfield Foods, Inc., Series B...............................7.75..........05/15/13          65               71,013
                                                                                                        ----------------
                                                                                                                 222,425
                                                                                                        ----------------
Forest Products & Paper -- 0.2%
  Appleton Papers, Inc..........................................12.50..........12/15/08          35               39,638
  Boise Cascade Corp.............................................6.50..........11/01/10          25               25,364
  Boise Cascade Corp.............................................7.00..........11/01/13          15               15,267
  Cascades, Inc..................................................7.25..........02/15/13          95               99,750
  Cascades, Inc.*................................................7.25..........02/15/13          75               78,750
  Georgia-Pacific Corp...........................................7.38..........07/15/08          75               80,062
  Georgia-Pacific Corp...........................................8.88..........02/01/10         210              238,875
  Millar Western Forest*.........................................7.75..........11/15/13          15               15,319
                                                                                                        ----------------
                                                                                                                 593,025
                                                                                                        ----------------
Gambling -- 0.2%
  Argosy Gaming Co...............................................9.00..........09/01/11         160              177,200
  Argosy Gaming Co..............................................10.75..........06/01/09          70               76,300
  Horseshoe Gaming LLC...........................................8.63..........05/15/09          90               96,187
  Mohegan Tribal Gaming..........................................8.13..........01/01/06         145              156,781
  Penn National Gaming, Inc.*....................................6.88..........12/01/11          15               14,813
  Penn National Gaming, Inc.....................................11.13..........03/01/08          50               56,500
                                                                                                        ----------------
                                                                                                                 577,781
                                                                                                        ----------------
CORPORATE OBLIGATIONS (continued)
Hotels & Casinos -- 0.4%
  Ameristar, Casinos Inc........................................10.75..........02/15/09          30               34,500
  Chumash Casino & Resorts*......................................9.25..........07/15/10          50               55,375
  Gaylord Entertainment Co.*.....................................8.00..........11/15/13          20               20,900
  Harrahs Opererating Co., Inc...................................7.88..........12/15/05          20               21,700
  Host Marriott LP*..............................................7.13..........11/01/13         105              104,475
  ITT Corp.......................................................6.75..........11/15/05         100              105,500
  Mandalay Resort Group..........................................9.50..........08/01/08          20               23,150
  Mandalay Resort Group.........................................10.25..........08/01/07         190              218,975
  MGM Mirage, Inc................................................6.00..........10/01/09          30               30,562
  MGM Mirage, Inc................................................8.50..........09/15/10         280              319,900
  Park Place Entertainment Corp..................................9.38..........02/15/07          60               67,200
  Sun International Hotels Ltd...................................8.88..........08/15/11         135              147,488
  Venetian Casino Resort LLC....................................11.00..........06/15/10          60               69,750
                                                                                                        ----------------
                                                                                                               1,219,475
                                                                                                        ----------------
Industrial -- Diversified -- 0.2%
  SPX Corp.......................................................6.25..........06/15/11          50               50,750
  SPX Corp.......................................................7.50..........01/01/13         105              112,875
  TD Funding Corp.*..............................................8.38..........07/15/11          20               21,300
  Tyco International Group SA....................................6.13..........11/01/08         215              228,169
  Tyco International Group SA....................................6.38..........02/15/06          75               79,781
  Williams Holdings Delaware, Inc................................6.50..........12/01/08           5                5,100
                                                                                                        ----------------
                                                                                                                 497,975
                                                                                                        ----------------
Industrial Machinery -- 0.1%
  Dresser Industries, Inc........................................7.60..........08/15/96         125              130,163
  NMHG Holding Co...............................................10.00..........05/15/09         105              116,156
  Petroleum Helicopters, Inc.....................................9.38..........05/01/09         110              118,938
                                                                                                        ----------------
                                                                                                                 365,257
                                                                                                        ----------------
Insurance -- 0.1%
  AFC Capital Trust I, Series B..................................8.21..........02/03/27           5                4,325
  Allmerica Financial Corp.......................................7.63..........10/15/25          50               46,625
  Crum & Forster Holdings Corp.*................................10.38..........06/15/13          25               27,375
  Fairfax Financial Holdings Ltd.................................7.38%.........03/15/06  $       40     $         40,450
  Fairfax Financial Holdings Ltd.................................7.75..........07/15/37          25               21,406
  Fairfax Financial Holdings Ltd.................................8.30..........04/15/26          40               36,650
  Markel Capital Trust I.........................................8.71..........01/01/46          55               56,653
                                                                                                        ----------------
                                                                                                                 233,484
                                                                                                        ----------------
Media -- Broadcasting & Publishing -- 1.1%
  Alliance Atlantis Communications, Inc.........................13.00..........12/15/09         160              184,000
  Canwest Media, Inc............................................10.63..........05/15/11          45               51,300
  Canwest Media, Inc., Series B..................................7.63..........04/15/13          50               54,625
  Corus Entertainment, Inc.......................................8.75..........03/01/12          15               16,500
  CSC Holdings, Inc..............................................7.25..........07/15/08         115              116,150
  CSC Holdings, Inc.............................................10.50..........05/15/16          70               77,700
  CSC Holdings, Inc., Series B...................................8.13..........07/15/09          25               26,125
  Dex Media East LLC.............................................9.88..........11/15/09          15               17,100
  Dex Media East LLC............................................12.13..........11/15/12         210              253,575
  Dex Media West LLC*............................................8.50..........08/15/10          20               21,950
  Dex Media West LLC*............................................9.88..........08/15/13         100              114,000
  DIRECTV Holdings LLC...........................................8.38..........03/15/13         205              232,931
  Echostar DBS Corp.*............................................4.41+.........10/01/08         190              197,125
  Echostar DBS Corp..............................................9.13..........01/15/09         195              218,400
  Gray Television, Inc...........................................9.25..........12/15/11          55               61,325
  Hollinger Participation*(PIK).................................12.13..........11/15/10          78               91,323
  Mediacom Broadband LLC........................................11.00..........07/15/13           5                5,388
  Medianews Group, Inc.*.........................................6.88..........10/01/13          60               59,925
CORPORATE OBLIGATIONS (continued)
  Morris Publishing Group LLC*...................................7.00..........08/01/13          70               71,050
  Panamsat Corp..................................................8.50..........02/01/12          15               16,387
  Quebecor Media, Inc...........................................11.13..........07/15/11           5                5,775
  Radio One, Inc.................................................8.88..........07/01/11          65               71,825
  Regal Cinemas, Inc.............................................9.38..........02/01/12         120              136,350
  Rogers Cable, Inc..............................................8.75..........05/01/32         180              206,100
  Shaw Communications, Inc.......................................7.20..........12/15/11          65               69,875
  Sinclair Broadcast Group, Inc..................................8.75..........12/15/11         210              232,050
  Susquehanna Media Co...........................................7.38..........04/15/13          30               31,350
  Videotron Ltee*................................................6.88..........01/15/14          30               30,975
  Vivendi Universal*.............................................6.25..........07/15/08          70               73,850
  Vivendi Universal*.............................................9.25..........04/15/10         220              258,500
                                                                                                        ----------------
                                                                                                               3,003,529
                                                                                                        ----------------
Miscellaneous -- 0.3%
  Dade Behring, Inc.............................................11.91..........10/03/10         130              149,663
  Eircom Funding*................................................8.25..........08/15/13          25               27,250
  Reddy Ice Group, Inc.*.........................................8.88..........08/01/11          15               15,900
  River Rock Entertainment*......................................9.75..........11/01/11           5                5,325
  Salton Sea Funding.............................................7.48..........11/30/18          97              102,388
  Seminis Vegetable Seeds, Inc.*................................10.25..........10/01/13          35               37,319
  Service Corp. International....................................6.88..........10/01/07          40               41,000
  Service Corp. International....................................7.20..........06/01/06          55               56,787
  Service Corp. International....................................7.70..........04/15/09         200              210,500
  Stewart Enterprises, Inc......................................10.75..........07/01/08         220              248,600
                                                                                                        ----------------
                                                                                                                 894,732
                                                                                                        ----------------
Office Furnishings & Supplies -- 0.1%
  Moore North America Finance, Inc.*.............................7.88..........01/15/11         105              119,700
  Office Depot, Inc.............................................10.00..........07/15/08          20               24,000
  Xerox Corp.....................................................7.13..........06/15/10          50               51,625
  Xerox Corp.....................................................7.63..........06/15/13          40               41,400
  Xerox Corp.....................................................9.75..........01/15/09          40               45,600
                                                                                                        ----------------
                                                                                                                 282,325
                                                                                                        ----------------
Oil & Gas -- 1.3%
  Amerigas Partners..............................................8.88%.........05/20/11  $      115     $        125,350
  Chesapeake Energy Corp.........................................7.50..........09/15/13           5                5,400
  Chesapeake Energy Corp.........................................9.00..........08/15/12         350              402,500
  Citgo Petroleum Corp...........................................7.88..........05/15/06          35               36,312
  Citgo Petroleum Corp..........................................11.38..........02/01/11         150              174,000
  Dynegy Holdings, Inc.*........................................10.13..........07/15/13         120              132,900
  El Paso Corp...................................................7.88..........06/15/12       1,000              880,000
  El Paso Energy Partners LP.....................................8.50..........06/01/11         150              164,250
  Ferrellgas Partners LP.........................................8.75..........06/15/12         170              185,725
  Forest Oil Corp................................................8.00..........06/15/08          55               59,400
  Gulfterra Energy Partners LP..................................10.63..........12/01/12          70               82,600
  Gulfterra Energy Partners LP, Series B.........................8.50..........06/01/10         120              131,400
  Hanover Equipment Trust........................................8.75..........09/01/11          20               20,500
  Hanover Equipment Trust, Series A..............................8.50..........09/01/08          50               51,250
  Plains All American Pipeline...................................7.75..........10/15/12         295              339,250
  Premcor Refining Group, Inc.*..................................7.75..........02/01/12          30               30,675
  Premcor Refining Group, Inc....................................9.25..........02/01/10         170              190,400
  Premcor Refining Group, Inc....................................9.50..........02/01/13         140              159,600
  Tom Brown, Inc.................................................7.25..........09/15/13          15               15,675
  Transcontinental Gas Pipeline Corp., Series B..................8.88..........07/15/12          15               17,738
  Transmontaigne, Inc.*..........................................9.13..........06/01/10          40               43,100
  Universal Compression, Inc.....................................7.25..........05/15/10          10               10,400
  Western Oil Sands, Inc.........................................8.38..........05/01/12         185              211,594
CORPORATE OBLIGATIONS (continued)
  Williams Cos, Inc..............................................6.50..........08/01/06          50               51,750
  Williams Cos, Inc..............................................6.75+.........01/15/06          70               72,450
  Williams Cos, Inc..............................................7.63..........07/15/19          55               54,587
  Williams Cos, Inc..............................................8.13..........03/15/12          15               16,275
  Williams Cos, Inc..............................................8.63..........06/01/10          40               44,400
  Williams Cos, Inc..............................................8.75..........03/15/32          45               47,588
                                                                                                        ----------------
                                                                                                               3,757,069
                                                                                                        ----------------
Pollution Control -- 0.2%
  Allied Waste North America, Inc...............................10.00..........08/01/09          45               48,825
  Allied Waste North America, Inc., Series B.....................8.88..........04/01/08         100              110,750
  Allied Waste North America, Inc., Series B.....................9.25..........09/01/12         175              196,000
  Casella Waste Systems, Inc.....................................9.75..........02/01/13          50               56,250
  Imco Recycling, Inc.*.........................................10.38..........10/15/10          15               14,175
                                                                                                        ----------------
                                                                                                                 426,000
                                                                                                        ----------------
Real Estate -- 0.2%
  CBRE Escrow, Inc.*.............................................9.75..........05/15/10          35               39,113
  Choctaw Resort Developement Enterprise.........................9.25..........04/01/09          80               87,600
  Corrections Corp. of America...................................7.50..........05/01/11          15               15,788
  Corrections Corp. of America...................................9.88..........05/01/09          90              100,912
  Istar Financial, Inc. (REIT)...................................7.00..........03/15/08          35               37,800
  Istar Financial, Inc. (REIT)...................................8.75..........08/15/08          15               16,875
  LNR Property Corp.*............................................7.25..........10/15/13         145              147,719
  LNR Property Corp..............................................7.63..........07/15/13          95               98,681
  Wackenhut Corrections Corp.*...................................8.25..........07/15/13          50               53,062
                                                                                                        ----------------
                                                                                                                 597,550
                                                                                                        ----------------
Retail Grocery -- 0.1%
  General Nutrition Centers, Inc.*...............................8.50..........12/01/10          15               15,375
  Rite Aid Corp..................................................8.13..........05/01/10          60               64,800
  Rite Aid Corp..................................................9.50..........02/15/11          65               73,450
                                                                                                        ----------------
                                                                                                                 153,625
                                                                                                        ----------------
Retail Trade -- 0.2%
  Gap, Inc......................................................10.55..........12/15/08          85              105,294
  Penney J.C. Co., Inc...........................................7.40..........04/01/37          45               48,600
  Rent-A-Center, Inc., Series B..................................7.50%.........05/01/10  $      150     $        159,000
  Saks, Inc......................................................8.25..........11/15/08          25               28,438
   Tricon Global Restaurants, Inc................................7.65..........05/15/08         115              130,237
   Tricon Global Restaurants, Inc................................8.50..........04/15/06          60               66,975
   Tricon Global Restaurants, Inc................................8.88..........04/15/11         120              145,200
                                                                                                        ----------------
                                                                                                                 683,744
                                                                                                        ----------------
Telecommunications -- 1.0%
   Avaya, Inc...................................................11.13..........04/01/09         175              205,625
   Cincinnati Bell, Inc.*........................................8.38..........01/15/14          80               84,200
   General Cable Corp.*..........................................9.50..........11/15/10          40               42,300
   Intelsat Ltd.*................................................6.50..........11/01/13          15               15,571
   Motorola, Inc.................................................8.00..........11/01/11       1,000            1,171,013
   Nextel Communications, Inc....................................6.88..........10/31/13          50               51,438
   Nextel Communications, Inc....................................7.38..........08/01/15         165              174,487
   Nextel Communications, Inc....................................9.38..........11/15/09         210              230,475
   Nextel Communications, Inc....................................9.50..........02/01/11          85               97,537
   Nortel Networks Ltd...........................................6.13..........02/15/06          85               85,956
   Qwest Corp.*..................................................9.13..........03/15/12          45               51,300
   TCI Communications Financing III..............................9.65..........03/31/27         125              151,719
   US West Communication.........................................7.25..........10/15/35           5                4,838
   US West Communication.........................................7.50..........06/15/23          40               39,100
   US West Communication.........................................8.88..........06/01/31         350              370,125
                                                                                                        ----------------
                                                                                                               2,775,684
                                                                                                        ----------------
CORPORATE OBLIGATIONS (continued)
Transportation -- 0.0%
   Offshore Logistics, Inc.*.....................................6.13..........06/15/13          10                9,650
   Offshore Logistics, Inc.......................................6.13..........06/15/13          65               62,725
                                                                                                        ----------------
                                                                                                                  72,375
                                                                                                        ----------------
Venture Capital -- 0.0%
       Arch Western Finance LLC*.................................6.75..........07/01/13          70               72,538
                                                                                                        ----------------
Total Corporate Obligations
        (Cost-- $25,846,796)..........................................................                        26,670,825
                                                                                                        ----------------

----------------------------------------------------------- -------------- ------------- ------------- -----------------
                                                                                           Notional
                                                                                            Amount
                                                                                            (000s)
----------------------------------------------------------- -------------- ------------- ------------- -----------------
----------------------------------------------------------- -------------- ------------- ------------- -----------------
INTEREST ONLY SECURITIES -- 9.1%
   Banc of America Commercial Mortgage Inc.
       Series 2003-1, Class XP2*(g).....................         1.48%+        09/11/36  $   19,165    $      2,891,563
   Bear Stearns Commercial Mortgage Securities
       Series 2001-TOP2, Class X2*(g)...................         1.14+         02/15/35      74,184           3,618,991
   COMM
       Class 2001-J2A, Class EIO*(g)....................         3.74+         07/16/34      10,000           2,806,970
   Commercial Capital Access One, Inc.
       Series 2001-A, Class T1(g).......................         4.50          02/15/09      18,000           5,400,000
   GMAC Commercial Mortgage Securities, Inc.
       Series 2003-C1, Class X1*(g).....................         0.07+         05/10/36      88,078           3,246,747
   GS Mortgage Securities Corp. II
       Series 2001-ROCK, Class X1*(g)...................         0.22+%        05/03/18  $  259,228    $      3,940,001
   Residential Funding Mortgage Securities I
       Series 2002-HS1, Class A(g)......................         7.00          07/25/04      16,837             528,606
   Vendee Mortgage Trust
       Series 1997-2, Class IO(g).......................         0.06+         06/15/27      98,465             186,099
   Wachovia Bank Commercial Mortgage Trust
       Series 2002-C2, Class IO1*(g)....................         0.25+         11/15/34      86,498           3,421,958
                                                                                                       ----------------
Total Interest Only Securities
        (Cost-- $23,695,684)............................                                                     26,040,935
                                                                                                       ----------------

----------------------------------------------------------- -------------- ------------- ------------- -----------------
----------------------------------------------------------- -------------- ------------- ------------- -----------------
                                                                                            Shares
----------------------------------------------------------- -------------- ------------- ------------- -----------------
----------------------------------------------------------- -------------- ------------- ------------- -----------------
PREFERRED STOCKS -- 1.4%
   CSC Holdings Inc., Series M, 11.13%..................                                        950             100,937
   Duke Realty Investments, Inc., Series D, 7.38% (REIT)                                     12,365             357,348
   Equity Office Properties Trust, Series B, 5.25%
     (REIT).............................................                                     46,012           2,261,490
   Equity Residential Properties Trust, Series G, 7.25%
     (REIT).............................................                                     49,358           1,284,789
   Hercules Trust II, 6.50%.............................                                         60              43,950
   Shaw Communications, Inc., 8.50%.....................                                        590              14,939
                                                                                                       ----------------
Total Preferred Stocks
        (Cost-- $3,554,364).............................                                                      4,063,453
                                                                                                       ----------------
SHORT TERM INVESTMENTS -- 0.7%
Short Term Investments -- 0.7%
   Federal National Mortgage Association Discount
     Note(e)
        (Cost-- $2,000,000).............................         0.95%         12/01/03  $    2,000    $      2,000,000
----------------------------------------------------------- -------------- ------------- ------------- -----------------
Total Investments -- 146.9%
        (Cost-- $415,366,950)...........................                                                    418,986,813
SHORT TERM INVESTMENTS (continued)

Liabilities in Excess of Other Assets-- (46.9)%.........                                                   (133,837,558)
                                                                                                       ----------------
NET ASSETS-- 100.0%.....................................                                               $    285,149,255
                                                                                                       ================


----------------------------------------------------------- -------------- -

@       --  Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).

+       --  Variable Rate Security: Interest rate is the rate in effect
            November 30, 2003.

*       --  Security exempt from  registration  under Rule 144A of the
            Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)     --  Represents a class of subordinated  mortgage backed securities
            (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b)      --  Private placement.

(c)      --  These issuers are currently making only partial interest payments.

(d)      --  Issuer is bankrupt: Bond is in default.

(e)      --  Zero coupon note: Interest rate represents current yield to maturity.

(f)      -- Security is a "step up" bond where coupon  increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(g)      -- Interest rate is based on the notional amount of the underlying mortgage pools.

#        --  Portion or entire principal amount is held as collateral for open futures contracts (Note 7).

PIK     --  Payment In Kind.

REIT    --  Real Estate Investment Trust.

TBA     --  Settlement is on a delayed  delivery or when-issued  basis with final maturity to be announced (TBA) in the future.

---------------------------------------------------------- -------------- -
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Assets and Liabilities
November 30, 2003
---------------------------------------------------------- -------------- -
See notes to financial statements



Assets:
Investments in securities, at market (cost $415,366,950)(Note 2)................................     $    418,986,813
  Cash..........................................................................................              365,149
  Receivable for investments sold...............................................................           28,075,098
  Interest receivable...........................................................................            3,077,576
  Unrealized appreciation on swap contracts (Note 7)............................................            1,301,441
  Principal paydowns receivable.................................................................              270,829
  Receivable for variation margin...............................................................               92,172
  Receivable due from transfer agent............................................................               82,366
  Prepaid expenses and other assets.............................................................               20,307
                                                                                                     ----------------
    Total assets................................................................................          452,271,751
                                                                                                     ----------------

Liabilities:
  Reverse repurchase agreements (Note 5)........................................................          107,490,000
  Interest payable for reverse repurchase agreements (Note 5)...................................               35,228
  Payable for investments purchased.............................................................           58,313,595
  Payable on open swap contracts................................................................              915,778
  Investment advisory fee payable (Note 3)......................................................              152,587
  Administration fee payable (Note 3)...........................................................               46,950
  Directors' fees payable.......................................................................                  750
  Accrued expenses and other liabilities........................................................              167,608
                                                                                                     ----------------

    Total liabilities...........................................................................          167,122,496
                                                                                                     ----------------
Net Assets (equivalent to $9.29 per share based on 30,692,887 shares issued and outstanding)....     $    285,149,255
                                                                                                     ================


Composition of Net Assets:

  Capital stock, at par value ($.01) (Note 6)...................................................     $        306,929
  Additional paid-in capital (Note 6)...........................................................          299,726,177
  Accumulated undistributed net investment income...............................................            1,135,259
  Accumulated net realized loss.................................................................          (21,089,041)
  Net unrealized appreciation...................................................................            5,069,931
                                                                                                     ----------------
  Net assets applicable to capital stock outstanding............................................     $    285,149,255
                                                                                                     ================






 --------------------------------------------------------- -------------- ------------- ------------- -------------
 THE HYPERION TOTAL RETURN FUND, INC.
 Statement of Operations
 November 30, 2003
 --------------------------------------------------------- -------------- ------------- ------------- -------------
See notes to financial statements

Investment Income (Note 2):
  Interest......................................................................................     $     30,334,713
  Dividends.....................................................................................              257,935
                                                                                                     ----------------
                                                                                                           30,592,648
                                                                                                     ----------------
Expenses:
  Investment advisory fee (Note 3)..............................................................            1,854,463
  Administration fee (Note 3)...................................................................              570,604
  Insurance.....................................................................................              184,768
  Custodian.....................................................................................              138,088
  Accounting and tax services...................................................................              130,009
  Legal.........................................................................................              119,782
  Reports to shareholders.......................................................................              112,523
  Directors' fees...............................................................................               66,092
  Transfer agency...............................................................................               46,087
  Registration fees.............................................................................               32,400
  Miscellaneous.................................................................................               25,985
                                                                                                     ----------------
    Total operating expenses....................................................................            3,280,801
      Interest expense on reverse repurchase agreements (Note 5)................................            1,341,154
      Net interest expense on swaps (Note 2)....................................................              998,026
                                                                                                     ----------------
    Total expenses..............................................................................            5,619,981
                                                                                                     ----------------
  Net investment income.........................................................................           24,972,667
                                                                                                     ----------------
                                                                                                           30,592,648
                                                                                                     ----------------
Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):
Net realized gain (loss) on:
  Investment transactions.......................................................................            7,471,826
  Swap contracts................................................................................             (506,544)
  Futures transactions..........................................................................           (1,206,381)
                                                                                                     ----------------
Net realized gain on investment transactions, swap contracts and futures transactions...........            5,758,901
                                                                                                     ----------------
Net change in unrealized appreciation/depreciation on:
  Investments...................................................................................           (2,902,312)
  Swap contracts................................................................................              830,402
  Futures.......................................................................................              495,847
                                                                                                     ----------------

Net change in unrealized appreciation/depreciation on investments, swap contracts and futures...           (1,576,063)
                                                                                                     ----------------
Net realized and unrealized gain on investments, swap contracts and futures.....................            4,182,838
                                                                                                     ----------------
Net increase in net assets resulting from operations............................................     $     29,155,505
                                                                                                     ================


 ---------------------------------------------------------------------------- -
 THE HYPERION TOTAL RETURN FUND, INC.
 Statements of Changes in Net Assets
 November 30, 2003
--------------------------------------------------------------------------------
See notes to financial statements



                                                                                 For the Year       For the Year
                                                                                     Ended              Ended
                                                                               November 30, 2003  November 30, 2002
 ---------------------------------------------------------------------------- ------------------- ------------------

Increase (Decrease) in Net Assets Resulting from Operations:
  Net investment income....................................................      $    24,972,667      $    26,070,086
  Net realized gain (loss) on investment transactions, swap contracts and
   futures transactions....................................................            5,758,901           (2,669,189)
  Net change in unrealized appreciation/depreciation on investments, swap
   contracts and futures...................................................           (1,576,063)           5,965,224
                                                                                 ---------------      ---------------
  Net increase in net assets resulting from operations.....................           29,155,505           29,366,121
                                                                                 ---------------      ---------------

Dividends to Shareholders (Note 2):
  Net investment income....................................................          (27,571,944)         (27,420,820)
                                                                                 ---------------      ---------------

Capital Stock Transactions (Note 6):
  Net asset value of shares issued through dividend reinvestment (106,000
   and 53,787 shares, respectively)........................................              997,260              500,857
  Rights offering cost adjustment..........................................                   --               16,696
                                                                                 ---------------      ---------------
    Net increase from capital stock transactions...........................              997,260              517,553
                                                                                 ---------------      ---------------
    Total increase in net assets...........................................            2,580,821            2,462,854

Net Assets:
  Beginning of year........................................................          282,568,434          280,105,580
                                                                                 ---------------      ---------------
  End of year (including undistributed net investment income of $1,135,259

   and $1,431,913, respectively)...........................................      $   285,149,255      $   282,568,434
                                                                                 ===============      ===============



 --------------------------------------------------------- -------------- ----
 THE HYPERION TOTAL RETURN FUND, INC.
 Statement of Cash Flows
 November 30, 2003
 --------------------------------------------------------- -------------- ----
See notes to financial statements




Increase (Decrease) in Cash:
  Cash flows provided by (used for) operating activities:
   Interest and dividends received (including net amortization of $163,434)....................     $      29,929,194
   Interest expense paid.......................................................................            (1,549,304)
   Operating expenses paid.....................................................................            (3,247,455)
   Sales of short-term portfolio investments, net..............................................             1,299,916
   Purchases of long-term portfolio investments................................................          (303,732,887)
   Proceeds from disposition of long-term portfolio investments and principal paydowns.........           332,686,566
   Net cash used for futures transactions......................................................              (736,986)
                                                                                                    -----------------
   Net cash provided by operating activities...................................................            54,649,044
                                                                                                    -----------------
  Cash flows used for financing activities:
   Net cash used for reverse repurchase agreements.............................................           (27,839,176)
   Cash dividends paid.........................................................................           (26,737,901)
                                                                                                    -----------------
   Net cash used for financing activities......................................................           (54,577,077)
                                                                                                    -----------------

  Net increase in cash.........................................................................                71,967
  Cash at beginning of year....................................................................               293,182
                                                                                                    -----------------
  Cash at end of year..........................................................................     $         365,149
                                                                                                    =================


Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Provided by
  Operating Activities:
  Net increase in net assets resulting from operations.........................................     $      29,155,505
                                                                                                    -----------------
   Increase in investments, at cost............................................................            (7,582,388)
   Decrease in net unrealized appreciation/depreciation on investments and swaps...............             2,071,911
   Increase in interest receivable.............................................................               (16,770)
   Increase in variation margin receivable.....................................................               (26,453)
   Increase in other assets....................................................................           (28,102,005)
   Increase in other liabilities...............................................................            59,149,244
                                                                                                    -----------------

    Total adjustments..........................................................................            25,493,539
                                                                                                    -----------------
  Net cash provided by operating activities....................................................     $      54,649,044
                                                                                                    =================


Noncash financing activities not included herein consist of reinvestment of dividends of $997,260.

------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Cash Flows
November 30, 2003
------------------------------------------------------------------------------
See notes to financial statements


--------------------------------------------------
                                                                    For the Year Ended November 30,
--------------------------------------------------
                                                       2003        2002         2001           2000         1999
-------------------------------------------------- ------------ ------------ -------------- ------------ ---------

Per Share Operating Performance:
Net asset value, beginning of year............     $    9.24    $    9.17    $    9.41      $    9.27    $   10.08
                                                   ---------    ---------    ---------      ---------    ---------
Net investment income.........................          0.82         0.85         0.84           0.78         0.80
Net realized and unrealized gains (losses) on
  investments, short sales, futures
  transactions and swap contracts.............          0.13         0.12         0.30           0.21        (0.90)
                                                   ---------    ---------    ---------      ---------    ----------
Net increase (decrease) in net asset value
  resulting from operations...................          0.95         0.97         1.14           0.99        (0.10)
                                                   ---------    ---------    ---------      ---------    ----------
Net effect of shares repurchased..............            --           --           --             --*        0.03
                                                   ---------    ---------    ---------      ---------    ---------
Dividends from net investment income..........         (0.90)       (0.90)       (0.87)         (0.85)       (0.74)
Offering costs charged to additional

  paid-in-capital.............................            --           --*       (0.09)            --           --
Dilutive effect of rights offering............            --           --        (0.42)            --           --
                                                   ---------    ---------    ---------      ---------    ---------
Net asset value, end of year..................     $    9.29    $    9.24    $    9.17      $    9.41    $    9.27
                                                   =========    =========    =========      =========    =========

Market price, end of year.....................     $10.1600     $ 9.2800     $ 8.5700       $ 8.4375     $ 7.3750
                                                   ========     ========     ========       ========     ========


Total Investment Return+......................         20.43%       19.39%       13.13%++       26.41%       (7.17)%

Ratios to Average Net Assets/ Supplementary
  Data:
Net assets, end of year (000's)...............     $ 285,149    $ 282,568    $ 280,106      $ 215,318    $ 212,703
Operating expenses............................          1.15%        1.05%        1.11%          1.10%        1.08%
Interest expense..............................          0.82%        1.23%        1.59%          1.87%        2.31%
 Total expenses...............................          1.97%        2.28%        2.70%          2.97%        3.39%
Net investment income.........................          8.75%        9.23%        8.84%          8.50%        8.20%
Portfolio turnover rate.......................            89%          61%          43%            57%          72%
----------

+ Total investment return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.

++  Adjusted for assumed reinvestment of proceeds of rights offering.

*   Rounds to less than $0.01.

------------------------------------------------------- ----------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements
November 30, 2003
------------------------------------------------------- ----------------------

1.  The Fund

The Hyperion Total Return Fund, Inc. (the "Fund"), which was incorporated under the laws of the State of Maryland on May 26, 1989, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company.

The Fund's investment objective is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurance can be given that the Fund's investment objective will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 20% of the investments in securities held by the Fund at November 30, 2003) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest expense. For the year ended November 30, 2003, such net payments made by the Fund amounted to $998,026. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of November 30, 2003.

When-Issued Purchases and Forward Commitments: The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities  Transactions  and Investment  Income:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the "Advisor") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.  Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund's average weekly net assets. For the year ended November 30, 2003, the Advisor earned $1,854,463 in investment advisory fees.

Effective April 15, 2003, the Advisor entered into a Sub-Advisory Agreement with Seix Investment Advisors Inc. ("Seix"). Prior to April 15, Pacholder Associates, Inc. served as sub-advisor. Under the terms of the agreement, Seix assists in managing the Fund's investments in High Yield Securities and provides such investment research and advice regarding High Yield Securities as may be necessary for the operation of the Fund. For such services, the Advisor pays, out of its advisory fee, a monthly fee at an annual rate of 0.50% of the portion of the Fund's average weekly net assets that is invested in High Yield Securities.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company (the "Sub-Administrator"). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. For the year ended November 30, 2003, the Administrator earned $570,604 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the year ended November 30, 2003, were $54,388,624 and $101,408,373, respectively. Purchases and sales of U.S. Government securities, for the year ended November 30, 2003 were $307,657,858 and $260,059,226, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

5.  Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At November 30, 2003, the Fund had the following reverse repurchase agreements outstanding:

                                                                                                        Maturity
    Face Value                                       Description                                         Amount
-----------------     ---------------------------------------------------------------------------  ------------
$     25,031,000      UBS Warburg, 1.04%, dated 11/17/03, maturity date 12/02/03.................  $     25,041,847
      10,959,000      UBS Warburg, 1.09%, dated 11/26/03, maturity date 12/17/03.................        10,965,968
      17,534,000      Morgan Stanley, 0.65%, dated 11/19/03, maturity date 12/03/03..............        17,538,432
       9,850,000      Morgan Stanley, 0.55%, dated 11/25/03, maturity date 12/02/03..............         9,851,053
      24,360,000      Merrill Lynch, 1.06%, dated 11/17/03, maturity date 12/02/03...............        24,370,759
       3,850,000      Merrill Lynch, 0.10%, dated 11/19/03, maturity date 12/03/03...............         3,850,150
       4,889,000      Goldman Sachs, 1.09%, dated 11/18/03, maturity date 12/16/03...............         4,893,145
       5,238,000      Goldman Sachs, 1.09%, dated 11/18/03, maturity date 12/30/03...............         5,244,661
       5,779,000      Goldman Sachs, 1.13%, dated 11/06/03, maturity date 12/10/03...............         5,785,167
----------------                                                                                   ----------------

$    107,490,000
-----------------
-----------------

                      Maturity Amount, Including Interest Payable................................  $    107,541,182
                                                                                                   ----------------
                      Market Value of Assets Sold Under Agreements...............................  $    107,483,323
                                                                                                   ----------------
                      Weighted Average Interest Rate.............................................              0.92%
                                                                                                   ----------------

The average daily balance of reverse repurchase agreements outstanding for the year ended November 30, 2003, was approximately $113,735,470 at a weighted average interest rate of 1.19%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $147,569,318 as of March 3, 2003, which was 33.93% of total assets.

6.  Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 30,692,887 shares outstanding at November 30, 2003, the Advisor owned 11,112 shares.

The Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock, or approximately 3.7 million of the Trust's shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For the years ended November 30, 2003 and November 30, 2002, no shares have been repurchased. All shares repurchased have been retired. Since inception of the stock repurchase program 2,089,740 shares have been repurchased pursuant to this program at a cost of $18,605,505 and at an average discount of 13.18% from its net asset value.

The Fund issued to its shareholders of record as of the close of business on August 27, 2001 transferable rights to subscribe for up to an aggregate 7,644,525 shares of common stock of the Fund at a rate of one share of common stock for 3 rights held at the subscription price $8.10 per share. During September 2001, the Fund issued, in total, 7,644,525 shares of Common Stock on exercise of such Rights. Rights offering costs of $515,977 and brokerage and deal-manager commissions of $2,322,025 were charged directly against the proceeds of the Offering. An adjustment of $16,696 related to such offering costs was credited to paid-in capital during the year ended November 30, 2002.

7.  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the year ended November 30, 2003.

As of November 30, 2003, the following swap agreements were outstanding:

                                                                                                       Net Unrealized
                     Expiration                                                                      Appreciation/
 Notional Amount        Date                                 Description                            (Depreciation)
-----------------    ----------  -----------------------------------------------------------------  --------------
 $   30,000,000        01/02/06  Agreement with Goldman Sachs Capital Markets,  LP, dated 12/30/02  $     (74,477)
                                 to pay  semi-annually  the notional  amount  multiplied by 2.458%
                                 and to receive  quarterly  the notional  amount  multiplied  by 3 month USD-LIBOR-BBA.
 $   40,000,000        06/04/08  Agreement with Goldman Sachs Capital Markets,  LP, dated 06/02/03      1,449,981
                                 to pay  semi-annually  the notional  amount  multiplied by 2.710%
                                 and to receive  quarterly  the notional  amount  multiplied  by 3 month USD-LIBOR-BBA.
 $   30,000,000        01/02/06  Agreement  with  Morgan  Stanley  Capital  Services  Inc.,  dated        (74,063)
                                                                                                    -------------
                                 12/30/02 to pay  semi-annually  the notional amount multiplied by
                                 2.457% and to receive  quarterly the notional  amount  multiplied by 3 month USD-LIBOR-BBA.

                                                                                                       $   1,301,441
                                                                                                       =============


As of November 30, 2003, the following futures contracts were outstanding:

Short:

                                                                                       Value at        Net Unrealized
   Notional                                                           Cost at        November 30,       Appreciation/
    Amount                   Type                Expiration Date    Trade Date           2003          (Depreciation)
 ------------      -----------------------      ------------------ ------------     -------------      --------------
 $ 9,700,000       5 Yr. U.S. Treasury Note     December 2003      $ 10,925,413      $ 10,830,656         $  94,756
   6,100,000       10 Yr. U.S. Treasury Note    March 2004            6,818,199         6,764,328            53,871
                                                                                                          ---------

                                                                                                          $ 148,627
                                                                                                          ==========



8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the year ended November 30, 2003 the tax character of the $27,571,944 of distributions paid was from ordinary income. During the year ended November 30, 2002 the tax character of the $27,420,820 of distributions paid was from ordinary income.

At November 30, 2003 the components of net assets (excluding paid-in-capital) on a tax basis were as follows:



Undistributed Tax Ordinary Income....................................................     $     1,379,705
                                                                                          ===============
Accumulated capital loss.............................................................     $   (20,940,413)
                                                                                          ===============
Book unrealized appreciation/(depreciation)..........................................     $     5,069,931
Plus: Cumulative Timing Differences..................................................            (393,074)
                                                                                          ---------------
  Unrealized appreciation/(depreciation).............................................     $     4,676,857

                                                                                          ===============


The     differences     between     book     and    tax     basis     unrealized
appreciation/(depreciation) is primarily attributable to the mark-to-market of futures and add back of interest write offs.

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at November 30, 2003 was $415,366,950. Net unrealized appreciation was
$3,619,863 (gross unrealized appreciation -- $18,368,254; gross unrealized depreciation -- $14,748,391). At November 30, 2003, the Fund had a capital loss carryforward of $20,940,413, of which $587,861 expires in 2006, $5,432,752 expires in 2007,  $3,003,624  expires in 2008,  $8,349,330  expires in 2009, and
$3,566,846 expires in 2010, available to offset any future gains, to the extent provided by regulations.

Capital Account Reclassification: For the year ended November 30, 2003, the Fund's undistributed net investment income was increased by $2,302,623 with an offsetting decrease in accumulated net realized loss. These adjustments were primarily the result of current year paydown reclassifications and the reclassification of the character of dividends received from investments in real estate investment trusts.

9. Subsequent Events

Dividend: The Fund's Board of Directors declared the following regular monthly dividends:

  Dividend       Record      Payable
  Per Share       Date        Date
------------------------   -------
$0.0750          12/16/03    12/26/03
$0.0750          12/30/03    01/29/04

Sub-advisory agreement: Under the investment Sub-Advisory Agreement, Seix served as the investment adviser to the Advisor with respect to the investment of the portion of the Fund's assets constituting high-yield, fixed income securities of U.S. corporations ("High-Yield Securities"). On December 30, 2003, the investment Sub-Advisory Agreement between the Advisor and Seix was terminated. The High-Yield Securities that were managed by Seix were replaced in-kind with an investment in the Seix High Yield Fund which invests in U.S. dollar denominated below investment grade, high yielding bonds.

To the Board of Directors and Shareholders of The Hyperion Total Return Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Hyperion Total Return Fund, Inc. (the "Fund") at November 30, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, NY
January 23, 2004

-------------------------------------------------------------------------------

                         TAX INFORMATION (Unaudited)


-------------------------------------------------------------------------------


The Fund is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 2003) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all distributions paid during the fiscal year were derived from net investment income and are taxable as ordinary income. In addition, 3.49% of the Fund's distributions during the fiscal year ended November 30, 2003 were earned from U.S. Treasury obligations. None of the Fund's distributions qualify for the dividends received deduction available to corporate shareholders.

For the fiscal year ended November 30, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $24,894 as qualified dividend income, which is taxed at a maximum rate of 15%.

Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar 2003. the second notification, which will reflect the amount to be used by calendar year taxpayers on their federal, state and local income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2004. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

-------------------------------------------------------------------------------

                        PROXY RESULTS (Unaudited)


-------------------------------------------------------------------------------


During the year ended November 30, 2003, The Hyperion Total Return Fund, Inc. shareholders voted on the following proposals at a shareholders' meeting on April 15, 2003. The description of each proposal and number of shares voted are as follows:


----- ------------------------------------------------------------------ ------------- -------------- -------------
                                                                         Shares Voted  Shares Voted   Shares Voted
                                                                              for         Against        Abstain
----- ------------------------------------------------------------------ ------------- -------------- -------------
----- ------------------------------------------------------------------ ------------- -------------- -------------
1.    To elect to the Fund's Board of Directors                           27,401,576         0          255,155
      Robert F. Birch:

----- ------------------------------------------------------------------ ------------- -------------- -------------
                                                                         Shares Voted  Shares Voted   Shares Voted
                                                                              for         Against        Abstain
----- ------------------------------------------------------------------ ------------- -------------- -------------
2.    Approval of New Investment Sub-Advisory Agreement:                  27,401,576         0          255,155

----- ------------------------------------------------------------------ ------------- -------------- -------------
                                                                         Shares Voted  Shares Voted   Shares Voted
                                                                              for         Against        Abstain
----- ------------------------------------------------------------------ ------------- -------------- -------------
3.    To select PricewaterhouseCoopers LLP as the independent             27,280,822      166,523       209,385
      auditors:

----- ------------------------------------------------------------------ ------------- -------------- -------------


-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)


-------------------------------------------------------------------------------


The following tables provide information concerning the directors and officers of The Hyperion Total Return Fund, Inc. (the "Fund").

                                                                                                          Number of
                              Position(s) Held with                                                       Portfolios
                              Fund and Term of                                                            in
Name, Address                 Office and Length of       Principal Occupation(s) During Past 5 Years and  Fund Complex
and Age                       Time Served                Other Directorships Held by Director             Overseen by
                                                                                                          Director
----------------------------- -------------------------- ------------------------------------------------ --------------
----------------------------- -------------------------- ------------------------------------------------ --------------

Disinterested Directors
Class II Directors to serve until 2004 Annual Meeting of Stockholders:

Rodman L. Drake               Chairman                   Chairman   (since  2003)  and  Director  and/or        3
  c/o One Liberty Plaza,                                 Trustee   of   several   investment   companies
  36th floor, New York,       Elected 12/9/03            advised by Hyperion  Capital  Management,  Inc.
  New York 10006-1404                                    (the "Advisor")  (1989-  Present);  Co-founder,
                              Director, Member of the    Baringo Capital LLC (2002- Present);  Director,
  Age 60                      Audit Committee,           Animal   Medical   Center   (2002-    Present);
                              Chairman of Nominating     Director,   Hotelevision,   Inc.   (1999-2003);
                              and Compensation           Director   and/or   Lead   Director,    Parsons
                              Committee                  Brinckerhoff,  Inc.  (1995-Present);  Director,
                                                         Absolute Quality Inc. (2000- Present);  Trustee
                              Elected for Three Year     of  Excelsior   Funds  (33)  (1994-   Present);
                              Term Director since July   President,  Continuation Investments Group Inc.
                              1989                       (1997-2001).

Harry E. Petersen, Jr.        Director, Member of the    Director  and/or Trustee of several  investment        3
  c/o One Liberty Plaza,      Audit Committee, Member    companies  advised  by  the  Advisor  or by its
  36th floor, New York,       of Compensation and        affiliates  (1992-Present);  Senior  Consultant
  New York 10006-1404         Nominating Committee,      to   Cornerstone    Equity    Advisors,    Inc.
                              Member of Executive        (1998-2001).
  Age 78                      Committee

                              Elected for Three Year
                              Term Director since
                              October 1993

Class I Director to serve until 2006 Annual Meeting of Stockholders:

Robert F. Birch               Director, Member of the    Director  and/or Trustee of several  investment        4
  c/o One Liberty Plaza,      Audit Committee, Member    companies  advised  by  the  Advisor  or by its
  36th floor, New York,       of Nominating and          affiliates (1998-Present);  Director,  Hyperion
  New York 10006-1404         Compensation Committee,    Strategic Bond Fund, Inc.  (formerly Lend Lease
                              Member of Executive        Hyperion   High   Yield   CMBS   Fund,    Inc.)
  Age 67                      Committee                  (2002-Present);  Chairman  and  President,  New
                                                         America   High  Income   Fund   (1992-Present);
                              Elected for Three Year     Chairman  of  the  Board  and  Co-Founder,  The
                              Term Director since        China  Business  Group,  Inc.   (1996-Present);
                              December 1998              Director,   Brandywine   Funds   (3)  (2001  to
                                                         Present).

Class III Director to serve until 2005 Annual Meeting of Stockholders:

Leo M. Walsh, Jr.             Director, Chairman of      Director  and/or Trustee of several  investment        5
  c/o One Liberty Plaza,      the Audit Committee,       companies  advised  by  the  Advisor  or by its
  36th floor, New York,       Member of Nominating and   affiliates      (1989-Present);       Financial
  New York 10006-1404         Compensation Committee     Consultant  for  Medco  Health  Solutions  Inc.
                                                         (1994-2003);  Director, Hyperion Strategic Bond
  Age 71                      Elected for Three Year     Fund,  Inc.  (formerly Lend Lease Hyperion High
                              Term Director since June   Yield CMBS Fund, Inc.) (1999-Present).
                              1989

Interested Directors

Clifford E. Lai*              Director                   President  (1998-Present)  and Chief Investment        5
  c/o One Liberty Plaza,                                 Officer    (1993-2002)    of    the    Advisor;
  36th floor, New York,       Elected December 9, 2003   Co-Chairman   (2003-   Present)  and  Board  of
  New York 10006-1404                                    Managers  (1995-Present)  Hyperion GMAC Capital
                              President                  Advisors,  LLC  (formerly  Lend Lease  Hyperion
  Age 50                                                 Capital,  LLC); President of several investment
                              Elected Annually Since     companies   advised  by  the   Advisor   (1995-
                              April 1993                 Present).

Lewis S. Ranieri**            Director, Member of the    Director  (1989-Present)  and  Chairman  of the          3
  c/o One Liberty Plaza,      Executive Committee        Board  (1989-1998  and   2002-Present)  of  the
  36th floor, New York,                                  Advisor;  Formerly,  Vice Chairman of the Board
  New York 10006-1404         Resigned December 9,       of the Advisor (1998-2002);  Chairman and Chief
                              2003                       Executive   Officer  of  Ranieri  &  Co.,  Inc.
  Age 57                                                 (1988-Present);   President   of  LSR  Hyperion
                              Elected for Three Year     Corp.,   a  general   partner  of  the  limited
                              Term Director since June   partnership  that  is the  general  partner  of
                              1989                       Hyperion  Partners L.P.  ("Hyperion  Partners")
                                                         (1988-Present);   Director  and   President  of
                              Chairman                   Hyperion  Funding II Corp., the general partner
                                                         of the limited  partnership that is the general
                              Elected annually since     partner   of   Hyperion   Partners   II,   L.P.
                              June 2002                  ("Hyperion   Partners  II")  (1995-   Present);
                                                         Chairman and  President of various other direct
                              Resigned December 9, 2003  and indirect  subsidiaries of Hyperion Partners
                                                         (1988-   2002)   and   Hyperion   Partners   II
                                                         (1995-Present);    Chairman    of   the   Board
                                                         (1989-1998  and  2002-2003)   and/or   Director
                                                         (1989-2003)  of  several  investment  companies
                                                         advised by the  Advisor  or by its  affiliates;
                                                         Director  and  Chairman of Bank  United  Corp.,
                                                         and Director of Bank United (1988-2001).
----------

* Interested person as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Fund's Advisor.

** Mr. Ranieri is an "interested person" as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") because of affiliations with Hyperion Capital Management, Inc., the Fund's advisor. Mr. Ranieri serves as a Director and Chairman of the Advisor. As a result of his service with the Advisor and certain affiliations with the Advisor as described, the Fund considers Mr. Ranieri to be an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

 Officers of the Trust


 Name, Address               Position(s)           Term of Office and        Principal Occupation(s)
 and Age                     Held with Fund        Length of Time Served     During Past 5 Years
 --------------------------- --------------------- ------------------------- -----------------------------------------
Lewis S. Ranieri               Chairman             Elected Annually Since    Please  see   "Information   Concerning
  c/o One Liberty Plaza,                            June 2002                 Directors and Officers" page 33.
  36th floor,                  Resigned December
  New York, New York           9, 2003
  10006-1404
  Age 57
Rodman L. Drake                Chairman             Elected 12/9/03           Please  see   "Information   Concerning
  c/o One Liberty Plaza,                                                      Directors and Officers" page 32.
  36th floor, New York,        Director, Member     Elected for Three Year
  New York 10006-1404          of the Audit         Term Director since
  Age 60                       Committee,           July 1989
                               Chairman of
                               Nominating and
                               Compensation
                               Committee
Clifford E. Lai                Director             Elected December 9,       Please  see   "Information   Concerning
  c/o One Liberty Plaza,                            2003                      Directors and Officers" page 33.
  36th floor,
  New York, New York           President            Elected Annually Since
  10006-1404                                        April 1993
  Age 50
John Dolan                     Vice President       Elected Annually Since    Chief       Investment       Strategist
  c/o One Liberty Plaza,                            March 1998                (1998-Present)   and  Chief  Investment
  36th floor,                                                                 Officer (2002-Present) of the Advisor.
  New York, New York
  10006-1404
  Age 50
Patricia A. Sloan              Vice President       Elected Annually Since    Consultant   of  Ranieri  &  Co.,  Inc.
  c/o One Liberty Plaza,                            June 2002                 (2000-Present);   Secretary,   Director
  36th floor,                                                                 and/or  Trustee of  several  investment
  New York, New York                                                          companies  advised by the Advisor or by
  10006-1404                                                                  its affiliates (1989- 2002).
  Age 60
Joseph Tropeano                Secretary            Elected Annually Since    Director and Compliance  Officer of the
  c/o One Liberty Plaza,                            June 2002                 Advisor (1993- Present);  Secretary and
  36th floor,                                                                 Compliance     Officer    of    several
  New York, New York                                                          investment  companies  advised  by  the
  10006-1404                                                                  Advisor  (1994-Present);  Secretary and
  Age 42                                                                      Compliance   Officer,   Hyperion   GMAC
                                                                              Capital  Advisors  (formerly Lend Lease
                                                                              Hyperion   Capital    Advisors,    LLC)
                                                                              (1995-Present);      Secretary      and
                                                                              Compliance    Officer    of    Hyperion
                                                                              Strategic  Bond  Fund,  Inc.  (formerly
                                                                              Lend  Lease  Hyperion  High-Yield  CMBS
                                                                              Fund, Inc.)  (1998-Present);  Assistant
                                                                              Secretary and Compliance  Officer,  AIG
                                                                              Hyperion   Inc.    (1994-2002);    Vice
                                                                              President   and   Compliance   Officer,
                                                                              Hyperion       Distributors,       Inc.
                                                                              (1994-1998).
Thomas F. Doodian              Treasurer            Elected Annually Since    Managing   Director,   Chief  Operating
  c/o One Liberty Plaza,                            February 1998             Officer  (1998-  Present)  and Director
  36th floor,                                                                 of  Finance  and   Operations   of  the
  New York, New York                                                          Advisor (July 1995-Present);  Treasurer
  10006-1404                                                                  of   several    investment    companies
  Age 44                                                                      advised   by  the   Advisor   (February
                                                                              1998-Present).

The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

------------------------------------------------------------------------------

                               DIVIDEND REINVESTMENT PLAN

------------------------------------------------------------------------------


A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION CAPITAL MANAGEMENT, INC.
One Liberty Plaza
165 Broadway, 36th Floor
New York, New York 10006-1404
For General Information about the Fund:
(800) HYPERION

SUB-ADMINISTRATOR

STATE STREET BANK and TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET BANK and TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02116

TRANSFER AGENT

AMERICAN STOCK TRANSFER & TRUST
COMPANY
Investor Relations Department
59 Maiden Lane
New York, NY 10038
For Shareholder Services:
(800) 937-5449

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036

LEGAL COUNSEL

SULLIVAN & WORCESTER LLP
1666 K Street, Northwest
Washington, D.C. 20006

Notice  is hereby  given in  accordance  with  Section  23(c) of the  Investment
Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

-------------------------------------------------------------------------------

Officers & Directors


-------------------------------------------------------------------------------





         Rodman L. Drake*
         Chairman

         Robert F. Birch*
         Director

         Garth Marston
         Director Emeritus

         Leo M. Walsh, Jr.*
         Director

         Harry E. Petersen, Jr.*
         Director

         Clifford E. Lai
         Director and President

         Patricia A. Sloan
         Vice President

         John Dolan
         Vice President

         Thomas F. Doodian
         Treasurer

         Joseph Tropeano
         Secretary









         * Audit Committee Members

-----------------------------------------------------------------------------


                      [Graphic Omitted]


-----------------------------------------------------------------------------


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                        The Hyperion Total Return Fund, Inc.
                                  One Liberty Plaza
                              165 Broadway, 36th Floor
                               New York, NY 10006-1404

Item 2. Code of Ethics.

     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant's Code will be provided upon request to any person without charge by contacting Joseph Tropeano at 1-800-HYPERION or by writing to Mr. Tropeano at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee, and his name is Rodman L. Drake. Mr. Drake is independent.

Item 4. Principal Accountant Fees and Services.

         Audit Fees

     For the fiscal year ended November 30, 2003, PriceWaterhouseCoopers LLP ("PwC") billed the Registrant aggregate fees of $67,000 for professional services rendered for the audit of the Registrant's annual financial statements and review of financial statements included in the Registrant's annual report to shareholders.

     For the fiscal year ended November 30, 2002, PwC billed the Registrant aggregate fees of $70,500 for professional services rendered for the audit of the Registrant's annual financial statements and review of financial statements included in the Registrant's annual report to shareholders.

         Tax Fees

     For the fiscal year ended November 30, 2003, PwC billed the Registrant aggregate fees of $7,000 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant's income tax returns and tax distribution requirements.

     For the fiscal year ended November 30, 2002, PwC billed the Registrant aggregate fees of $7,885 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant's income tax returns and tax distribution requirements.

         All Other Fees

     For the fiscal year ended November 30, 2003, PwC billed the Registrant aggregate fees of $43,500 for professional services rendered for the review of financial statements included in the Registrant's semi-annual report to shareholders.

     For the fiscal year ended November 30, 2002, PwC did not bill the Registrant for products or services other than those disclosed above.

Item 5. Audit Committee of Listed Registrants.

     The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Registrant's Audit Committee members include Leo M. Walsh, Jr., Rodman L. Drake, Robert F. Birch and Harry E. Petersen, Jr.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8.

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(c)      None.

                                       SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.


By: /s/ Clifford E. Lai
        _________________
        Clifford E. Lai
        Principal Executive Officer

Date:  February 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Clifford E. Lai
        ___________________
        Clifford E. Lai
        Principal Executive Officer

Date:  February 6, 2004

By: /s/ Thomas F. Doodian
        ____________________
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  February 6, 2004